Intangible Assets	12 Months Ended
Dec. 31, 2014
Intangible Assets
5. Intangible Assets

	December 31,	December 31,
	2014	2013
Cost	(in thousands)
Customer relationships acquired	$36,130	$36,900
Technology asset acquired	11,169	11,169
Order backlog	3,171	3,171
Tradenames acquired	1,357	1,357
Volunteer list acquired	1,325	1,325
Non-compete arrangements	489	489
Aptiv intangible asset	30,037	-
Foreign exchange movement	(2,769)	(62)
Total cost	80,909	54,349
Accumulated amortization	(32,120)	(22,550)
Foreign exchange movement	930	(445)

Net book value	$49,719	$31,354

On May 7, 2014 the Company acquired Aptiv Solutions (“Aptiv”), a global biopharmaceutical and medical device development services company and leader in adaptive clinical trials. Aptiv offers full-service clinical trial consulting and regulatory support for drugs, medical devices and diagnostics with a specific focus on strategy to increase product development efficiency and productivity. The intangible asset split and estimated useful life is currently under review by the Company and will be finalized within 12 months from the date of acquisition. $3,313,000 has been amortized in the period since the date of acquisition.

On February 15, 2013 the Company acquired the Clinical Trial Services division of Cross Country Healthcare, Inc. Cross Country Healthcare’s Clinical Trial Services division includes US resourcing providers, ClinForce and Assent Consulting, whose services include contract staffing, permanent placement and functional service provision (“FSP”). The value of certain customer relationships and order backlog identified of $3.3 million and $0.6 million respectively are being amortized over approximately 3 years and 1 year, the estimated period of benefit. $2,663,000 has been amortized in the period since the date of acquisition.

On February 28, 2012 the Company acquired PriceSpective, a strategy consulting company. The value of certain customer relationships identified of $10.2 million is being amortized over approximately 10 years, the estimated period of benefit. The value of order backlog and certain non-compete arrangements identified of $0.4 million and $0.4 million respectively are being amortized over approximately 0.8 and 3 years, the estimated period of benefit. $3,675,000 has been amortized in the period since the date of acquisition.

On February 15, 2012 the Company acquired BeijingWits Medical, a Chinese CRO. The value of certain customer relationships and order backlog identified of $1.8 million and $0.4 million respectively are being amortized over approximately 10 and 4 years, the estimated period of benefit. The value of certain non-compete arrangements identified of $0.01 million are being amortized over approximately 5 years, the estimated period of benefit. $845,000 has been amortized in the period since the date of acquisition.

On July 14, 2011 the Company acquired Firecrest Clinical Limited, a provider of technology solutions that boost investigator site performance and study management. The value of certain technology assets and customer relationships identified of $11.2 million and $5.2 million respectively are being amortized over approximately 7.5 years, the estimated period of benefit. The value of the Firecrest tradename and order backlog identified of $1.4 million and $1.2 million respectively are being amortized over approximately 4.5 and 1.2 years, the estimated period of benefit. $9,152,000 has been amortized in the period since the date of acquisition.

On January 14, 2011 the Company acquired Oxford Outcomes Limited, an international health outcomes consultancy business. The value of certain customer relationships and order backlog identified of $6.6 million and $0.6 million respectively are being amortized over approximately 6.5 and 2 years, the estimated period of benefit. $4,791,000 has been amortized in the period since the date of acquisition.

On November 14, 2008 the Company acquired Prevalere Life Sciences, a US provider of bioanalytical and immunoassay laboratory services. The value of certain customer relationships identified of $7.4 million is being amortized over periods ranging from approximately 7 to 11 years, the estimated period of the benefit. $4,977,000 has been amortized in the period since the date of acquisition.

On February 11, 2008 the Company acquired Healthcare Discoveries, a US provider of Phase I clinical trial services. The value of certain client relationships identified of $1.6 million is being amortized over periods ranging from approximately 2 to 9 years, the estimated periods of benefit. The value of certain volunteer lists identified of $1.3 million is being amortized over approximately 6 years, the estimated period of benefit. $2,704,000 has been amortized in the period since the date of acquisition.

Future intangible asset amortization expense for the years ended December 31, 2015 to December 31, 2019 is as follows:

Year ended December 31 (in thousands)
2015	$6,506
2016	4,972
2017	3,990
2018	3,434
2019	1,491

$20,393